Employee Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Pension And OPEB Plan Costs

	Three Months Ended March 31,
	2020	2019

Components of net allocated pension costs:
Service cost	$8	$7
Interest cost	25	32
Expected return on assets	(27)	(30)
Amortization of net loss	12	7
Net pension costs	18	16
Components of net OPEB costs:
Service cost	1	2
Interest cost	8	11
Expected return on assets	(2)	(2)
Amortization of prior service cost	(5)	(5)
Amortization of net loss	3	4
Net OPEB costs	5	10
Total net pension and OPEB costs	23	26
Less amounts deferred principally as property or a regulatory asset	(4)	(7)
Net amounts recognized as operation and maintenance expense or other deductions	$19	$19

	Year Ended December 31,
	2019	2018	2017

Pension costs	$63	$77	$85
OPEB costs	41	70	58
Total benefit costs	104	147	143
Less amounts recognized principally as property or a regulatory asset	(27)	(69)	(98)
Net amounts recognized as operation and maintenance expense or other deductions	$77	$78	$45

Schedule Of Detailed Pension And OPEB Benefit Information

	Pension Plans			OPEB Plans
	Year Ended December 31,			Year Ended December 31,
	2019	2018	2017	2019	2018	2017

Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	4.18%	3.54%	4.05%	4.41%	3.73%	4.35%
Expected return on plan assets	5.42%	5.11%	5.17%	6.19%	6.20%	6.10%
Rate of compensation increase	4.53%	4.46%	3.33%	-	-	-

Components of Net Pension and OPEB Costs:
Service cost	$25	$27	$24	$6	$8	$7
Interest cost	128	121	131	43	44	47
Expected return on assets	(119)	(120)	(115)	(7)	(9)	(8)
Amortization of prior service cost (credit)	-	-	-	(20)	(30)	(20)
Amortization of net loss	29	49	45	19	57	32
Net periodic pension and OPEB costs	$63	$77	$85	$41	$70	$58

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)	$-	$67	$(11)	$(22)	$(177)	$139
Amortization of net loss	(29)	(49)	(45)	(19)	(57)	(32)
Plan amendments	-	-	-	-	-	(78)
Amortization of prior service (cost) credit	-	-	-	20	30	20
Total recognized as regulatory assets or other comprehensive income	(29)	18	(56)	(21)	(204)	49
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$34	$95	$29	$20	$(134)	$107

Schedule Of Assumptions Used

	Pension Plans			OPEB Plans
	Year Ended December 31,			Year Ended December 31,
	2019	2018	2017	2019	2018	2017

Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	3.13%	4.18%	3.54%	3.29%	4.41%	3.73%
Rate of compensation increase	4.64%	4.53%	4.46%	-	-	-

Schedule Of Changes In Projected Benefit Obligations And Changes In Fair Value Of Plan Assets And Net Funded Status

	Pension Plans		OPEB Plans
	Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018

Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$3,162	$3,500	$1,006	$1,198
Service cost	25	27	6	8
Interest cost	128	121	43	44
Participant contributions	-	-	19	19
Plan amendments	-	-	-	-
Actuarial (gain) loss	367	(232)	(5)	(196)
Benefits paid	(164)	(175)	(70)	(67)
Annuity purchase	(118)	(79)	-	-
Projected benefit obligation at end of year	$3,400	$3,162	$999	$1,006
Accumulated benefit obligation at end of year	$3,283	$3,069	$-	$-

Change in Plan Assets:
Fair value of assets at beginning of year	$2,249	$2,600	$132	$149
Actual return (loss) on assets	486	(179)	25	(10)
Employer contributions	41	82	35	41
Participant contributions	-	-	19	19
Benefits paid	(164)	(175)	(70)	(67)
Annuity purchase	(118)	(79)	-	-
Fair value of assets at end of year	$2,494	$2,249	$141	$132

Funded Status:
Projected benefit obligation at end of year	$(3,400)	$(3,162)	$(999)	$(1,006)
Fair value of assets at end of year	2,494	2,249	141	132
Funded status at end of year	$(906)	$(913)	$(858)	$(874)

Schedule Of Amounts Recognized In Balance Sheet

	Pension Plans		OPEB Plans
	Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018

Amounts Recognized in the Balance Sheet Consist of:
Liabilities:
Other current liabilities	$(5)	$(4)	$(15)	$(7)
Other noncurrent liabilities	(901)	(909)	(843)	(867)
Net liability recognized	$(906)	$(913)	$(858)	$(874)
Regulatory assets:
Net loss	$531	$534	$129	$171
Prior service cost (credit)	-	-	(37)	(57)
Net regulatory asset recognized	$531	$534	$92	$114
Accumulated other comprehensive net loss	$120	$147	$1	$1

Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value

	At December 31,
	2019	2018

Pension Plans with PBO and ABO in Excess of Plan Assets:
Projected benefit obligations	$3,400	$3,162
Accumulated benefit obligations	3,283	3,069
Plan assets	2,494	2,249

Schedule Of Target Asset Allocation Ranges By Asset Category

Target Allocation Ranges
Asset Category	Recoverable	Non-recoverable

International equities	13% - 21%	6% - 12%
U.S. equities	16% - 24%	8% - 14%
Real estate	3% - 7%	-
Credit strategies	5% - 10%	5% - 9%
Fixed income	45% - 55%	68% - 78%

Schedule Of Expected Long-Term Rate Of Return On Assets Assumptions

Pension Plans		Oncor OPEB Plans
Asset Class	Expected Long-Term Rate of Return	Asset Class	Expected Long-Term Rate of Return

International equity securities	7.63%	401(h) accounts	6.26%
U.S. equity securities	6.80%	Life insurance VEBA	6.04%
Real estate	5.20%	Union VEBA	6.04%
Credit strategies	4.56%	Non-union VEBA	1.80%
Fixed income securities	3.40%	Shared retiree VEBA	1.80%
Weighted average (a)	5.22%	Weighted average	5.90%

_____________

(a)The 2020 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 4.18%, and for Oncor’s portion of the Vistra Retirement Plan is 4.89%.

Schedule Of Contributions

	Year Ended December 31,
	2019	2018	2017

Pension plans contributions	$41	$82	$149
Oncor OPEB Plans contributions	35	41	31
Total contributions	$76	$123	$180

Schedule Of Estimated Future Benefit Payments

	2020	2021	2022	2023	2024	2025-29

Pension plans	$179	$183	$188	$191	$196	$996
Oncor OPEB Plans	$50	$51	$53	$55	$56	$285

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2019
	Level 1	Level 2	Level 3	Total

Asset Category
Equity securities:
U.S.	$194	$2	$-	$196
International	290	1	-	291
Fixed income securities:
Corporate bonds (a)	-	908	-	908
U.S. Treasuries	-	147	-	147
Other (b)	-	63	-	63
Real estate	-	-	3	3
Total assets in the fair value hierarchy	$484	$1,121	$3	1,608
Total assets measured at net asset value (c)				886
Total fair value of plan assets				$2,494

	At December 31, 2018
	Level 1	Level 2	Level 3	Total

Asset Category
Equity securities:
U.S.	$170	$2	$-	$172
International	239	-	-	239
Fixed income securities:
Corporate bonds (a)	-	930	-	930
U.S. Treasuries	-	110	-	110
Other (b)	-	69	-	69
Real estate	-	-	3	3
Total assets in the fair value hierarchy	$409	$1,111	$3	1,523
Total assets measured at net asset value (c)				726
Total fair value of plan assets				$2,249

_____________

(a)Substantially all corporate bonds are rated investment grade by Fitch, Moody’s or S&P.

(b)Other consists primarily of municipal bonds, emerging market debt, bank loans and fixed income derivative instruments.

(c)Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy.  The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2019
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$6	$-	$-	$6
Equity securities:
U.S.	24	-	-	24
International	28	-	-	28
Fixed income securities:
Corporate bonds (a)	-	31	-	31
U.S. Treasuries	-	3	-	3
Other (b)	22	2	-	24
Total assets in the fair value hierarchy	$80	$36	$-	116
Total assets measured at net asset value (c)				25
Total fair value of plan assets				$141

	At December 31, 2018
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$15	$-	$-	$15
Equity securities:
U.S.	21	-	-	21
International	22	-	-	22
Fixed income securities:
Corporate bonds (a)	-	26	-	26
U.S. Treasuries	-	3	-	3
Other (b)	28	1	-	29
Total assets in the fair value hierarchy	$86	$30	$-	116
Total assets measured at net asset value (c)				16
Total fair value of plan assets				$132

_____________

(a)Substantially all corporate bonds are rated investment grade by Fitch, Moody’s or S&P.

(b)Other consists primarily of diversified bond mutual funds.

(c)Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

Postretirement Health Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assumptions Used

	Year Ended December 31,
	2019	2018

Assumed Health Care Cost Trend Rates – Not Medicare Eligible:
Health care cost trend rate assumed for next year	7.20%	7.60%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2029	2026

Assumed Health Care Cost Trend Rates – Medicare Eligible:
Health care cost trend rate assumed for next year	8.00%	8.70%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2029	2027

	1-Percentage Point Increase	1-Percentage Point Decrease

Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$128	$(106)
Effect on postretirement benefits cost	5	(4)